Equity incentive plan	6 Months Ended
Jun. 30, 2019
Equity incentive plan [Abstract]
Equity incentive plan:

15.Equity incentive plan:

On January 16, 2008, the Company’s board of directors approved the 2008 Equity Incentive Plan (the “Plan”). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company’s board of directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance. The Plan expired on January 16, 2018 in accordance with its terms.

As of December 31, 2018, all the share-based compensation arrangements had vested in full. As of June 30, 2018 and 2019, an amount of $345 and $0, representing the stock based compensation expense was recorded in “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations, respectively.